LORD ABBETT SERIES FUND, INC.

Developing Growth Portfolio

Supplement dated May 1, 2018 to the

Prospectus and Statement of Additional Information dated May 1, 2018

This Supplement updates certain information contained in the Fund’s prospectus and statement of additional information (“SAI”). Please review this important information carefully.

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 8 of the prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
F. Thomas O’Halloran, III, Partner and Portfolio Manager	2010
Matthew R. DeCicco, Portfolio Manager	2010

The second paragraph of the prospectus titled “Management and Organization of the Fund – Portfolio Managers” on page 20 is deleted in its entirety and replaced with the following:

The team is headed by F. Thomas O’Halloran, III, Partner and Portfolio Manager, who joined Lord Abbett in 2001. Assisting Mr. O’Halloran is Matthew R. DeCicco, Portfolio Manager, who joined Lord Abbett in 1999. Messrs. O’Halloran and DeCicco are jointly and primarily responsible for the day-to-day management of the Fund and have been members of the team since the Fund’s inception.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the SAI:

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)

Series Fund

Developing Growth Portfolio

F. Thomas O’Halloran, III	9	$5,701.0	1	$14.2	13	$717.6[1]

Matthew R. DeCicco	9	5,701.0	1	14.2	13	717.6[1]

[1]	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $72.5 million in assets.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ranges: A - $0, B - $1-$10,000, C - $10,001-$50,000, D - $50,001-$100,000, E - $100,001-$500,000, F - $500,001-$1,000,000, G - over $1,000,000
Ownership of Securities	Aggregate Dollar Range of Securities
Series Fund
Developing Growth Portfolio
F. Thomas O’Halloran, III	A
Matthew R. DeCicco	A

Please retain this document for your future reference.